Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 1,170,634	€ 912,423	€ 820,780
Research and development tax credit	833,000	650,000	600,000
Advances payments to suppliers	34,108	41,149	58,009
Other current assets	64,664	219,400	21,987
Other prepaids	378,148	103,540	18,247
Total	€ 2,480,554	€ 1,926,512	€ 1,519,023